License Purchase Obligation (Details Textual) - USD ($)	1 Months Ended					12 Months Ended
	Oct. 22, 2018	Jan. 21, 2018	Jul. 31, 2017	Jan. 31, 2016	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
License Purchase Obligation (Textual)
Reduced annual royalties, description			Wize Israel and Resdevco amended the License Agreement pursuant to which the annual royalties' amount of $475 will be reduced to $150 for 2018 and 2019. If Wize Israel obtains an FDA marketing license during 2019, the Company will be required to pay Resdevco the remainder of the payment of 2019.
Percentage of discount rate						21.00%
Additional liability minimum commitment								$ 150,000
Subsequent Events [Member]
License Purchase Obligation (Textual)
Amount of expense	$ 30,000
Minimum royalty payment obligation, description		Resdevco agreed to postpone the minimum royalty payment obligation amounting to $150 from January 1, 2018 to July 29, 2018.
Research and development expenses [Member]
License Purchase Obligation (Textual)
Amount of expense						$ 150,000	$ 150,000
License Agreement [Member]
License Purchase Obligation (Textual)
Licensing fees and royalties			$ 150,000	$ 150,000	$ 100,000	$ 500,000